Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 482	$ 524
Additions, net of contributions from shareholders of the Company	0	0
Fair value losses recognized in the Consolidated Income Statements	(16)	(42)
Distributions to shareholders of the Company	0	0
Fair value at the end of the period	466	482
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	31	29
Additions, net of contributions from shareholders of the Company	0	0
Fair value losses recognized in the Consolidated Income Statements	1	2
Converted into equity	0	0
Fair value at the end of the period	$ 32	$ 31